Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 592,439	$ 605,558
Total contractual cash flows	$ 1,075,343	1,108,532
Average remaining lease term	12 years 2 months 12 days
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 94,892	92,417
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	181,690	179,930
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	168,935	168,231
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 629,826	$ 667,954